Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Supplemental information and Weighted-average Remaining Lease Terms and Discount

Supplemental information related to leases was as follows:

	Years ended December 31,
	2023	2024	2025
Operating fixed lease cost	$180	$175	$179

Supplemental cash flow information related to leases was as follows:

	Years ended December 31,
	2023	2024	2025
Cash paid for amounts included in measurement of lease liabilities	$133	$129	$133
Non-cash operating lease liabilities arising from obtaining operating right-of-use assets	43	113	52

Weighted-average remaining lease terms and discount rates are as follows:

	2024	2025
Weighted-average remaining lease term	1.15 years	1.73 years
Weighted-average discount rate	3.20%	3.05%

Schedule of Maturities of Lease Liabilities

The maturities of lease liabilities as of December 31, 2025 were as follows:

Amount
2026	$82
2027	23
2028	2
2029	2
2030	-
Thereafter	-
Total lease payments	109
Less: imputed interest	(2)
Present value of minimum operating lease payments	$107